SCHEDULE OF DEFERRED REVENUES (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Apr. 01, 2024
IfrsStatementLineItems [Line Items]
Deferred revenues	$ 2,370,026	$ 505,424	$ 322,826
Subscription revenue [member]
IfrsStatementLineItems [Line Items]
Deferred revenues	1,453,851	317,064
Advisory service revenue [member]
IfrsStatementLineItems [Line Items]
Deferred revenues	611,744	188,360
Data service revenue [member]
IfrsStatementLineItems [Line Items]
Deferred revenues	$ 304,431